Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Which are Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis:

	Successor
	March 31, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$61,779	$—	$61,779
Noncurrent:
Commodity derivatives	—	10,616	—	10,616

Liabilities
Current:
Commodity derivatives	—	(44,013)	—	(44,013)
Noncurrent:
Earnout shares	—	—	(14,800)	(14,800)
Commodity derivatives	—	(28,735)	—	(28,735)
Series A embedded derivative (a)	—	—	—	—
Net derivative instruments	$—	$(353)	$(14,800)	$(15,153)

(a)	The Company identified embedded features within the Series A Redeemable Preferred Stock requiring bifurcation under ASC 815-15. The fair value of the compound embedded derivative was determined to be $0 as of March 4, 2026 and March 31, 2026, and accordingly was not recorded. The embedded derivative will be remeasured each reporting period.

	Predecessor
	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$9,660	$—	$9,660
Noncurrent:
Commodity derivatives	—	6,810	—	6,810

Liabilities
Current:
Commodity derivatives	—	(17,125)	—	(17,125)
Noncurrent:
Commodity derivatives	—	(13,544)	—	(13,544)
Net derivative instruments	$—	$(14,199)	$—	$(14,199)

Schedule of Assumptions	The following assumptions were used at each valuation date:
	Successor	Successor
	March 31, 2026	March 4, 2026
Stock price	$11.02	$11.05
Risk-free interest rate	3.84%	3.60%
Expected term (in years)	4.9	5.0
Expected volatility	55.00%	55.00%
Dividend yield	13.50%	13.50%

Schedule of Reconciliation for the Change in Fair Value

The following table provides a reconciliation for the change in fair value of the Earnout Shares categorized within Level 3 of the fair value hierarchy:

(in thousands)	Earnout Liabilities
Fair value as of March 4, 2026	$14,896
Change in fair value	(96)
Fair value as of March 31, 2026	$14,800